Accounts Receivable - Purchases and Sales of Accounts Receivable (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Purchase	$ 3,840	$ 3,781
Commonwealth Edison Co [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Purchase	1,031	1,094
PECO Energy Co [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Purchase	1,041	1,020
Baltimore Gas and Electric Company [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Purchase	687	652
Pepco Holdings LLC [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Purchase	1,081	1,015
Potomac Electric Power Company [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Purchase	660	622
Delmarva Power & Light Company [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Purchase	217	207
Atlantic City Electric Company [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Purchase	204	186
Exelon Generation Co LLC Affiliate [Member] | Commonwealth Edison Co [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Related Parties, Purchase	1	34
Exelon Generation Co LLC Affiliate [Member] | PECO Energy Co [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Related Parties, Purchase	1	67
Exelon Generation Co LLC Affiliate [Member] | Baltimore Gas and Electric Company [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Related Parties, Purchase	21	79
Exelon Generation Co LLC Affiliate [Member] | Pepco Holdings LLC [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Related Parties, Purchase	0	72
Exelon Generation Co LLC Affiliate [Member] | Potomac Electric Power Company [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Related Parties, Purchase	0	51
Exelon Generation Co LLC Affiliate [Member] | Delmarva Power & Light Company [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Related Parties, Purchase	0	13
Exelon Generation Co LLC Affiliate [Member] | Atlantic City Electric Company [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Related Parties, Purchase	$ 0	$ 8